Other net losses (Tables)	12 Months Ended
Dec. 31, 2020
Other Income and Expenses [Abstract]
Schedule of Other Net Losses
Other net losses consist of the following:

	2020	2019
Acquisition and transition-related costs	$14,104	$11,609
Tax reform (a)	11,728	—
Management succession and executive retirement (b)	12,639	—
Other (c)	22,840	15,085
	$61,311	$26,694
(a)Tax reform
As a result of the Tax Cuts and Jobs Act enacted in 2017, regulators in the states where the Regulated Services Group operates contemplated the rate making implications of federal tax rates from the legacy 35% tax rate and the new 21% federal statutory income tax rate effective January 2018. On July 1, 2020, the Company received an order from the Public Service Commission of the State of Missouri that requires Empire to refund to customers over five years the revenue requirement collected at the higher tax rate between January 1, 2018 and August 31, 2018 before new rates came into effect. Therefore, an accounting loss was recognized for $11,728 in 2020.
(b)Management succession and executive retirement
The Company announced succession plans for the role of CEO, and the retirements of the CFO and Vice Chair. As part of the Retirement Agreements, the Company recorded $12,639, for the year ended December 31, 2020, of expenses in relation to these executives’ share-based compensation agreements (note 13(c)(i)).
(c)Other
Other losses primarily consists of costs related to the condemnation of Liberty Utilities (Apple Valley Ranchos Water) Corp. (note 22(a)), write-downs of assets to align with regulatory reviews and certain costs related to the Granite Bridge Project which was a proposed natural gas pipeline to provides service to the Energy North Gas System. During the year, the Company decided to discontinue the Granite Bridge Project and to instead seek approval of a significantly less expensive contract for additional capacity on a mainline gas artery. The Company is seeking recovery of all direct costs involved with pursuing the Granite Bridge Project. However, for GAAP purposes, an amount of $5,876 was expensed and will be recorded on the Company's balance sheet as a regulatory assets only following review by the regulator at the next general rate proceeding.